Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 50,487	$ 88,756
Grants receivable	0	806
Prepaid expenses and other current assets	943	1,685
Total current assets	51,430	91,247
Property and equipment, net	273	451
Right of use assets	152	3,986
Investments in related parties	874	723
Other assets	61	106
Total assets	52,790	96,513
Current liabilities
Accounts payable	2,720	4,710
Accrued expenses	2,569	3,219
Lease liability-current	994	894
Financing obligation-current	67	58
Deferred revenue-current	0	2,301
Warrant liability	19	114
Total current liabilities	6,369	11,296
Lease liability-noncurrent	2,481	3,475
Financing obligation-noncurrent	168	235
Total liabilities	9,018	15,006
Commitments and contingencies-Note 9
Stockholders' equity
Common stock, $0.01 par value per share; 300,000,000 authorized shares; 30,113,946 and 29,959,060 shares issued and outstanding as of December 31, 2022 and 2021, respectively	301	300
Additional paid-in capital	297,327	296,445
Accumulated other comprehensive income (loss)	86	(103)
Accumulated deficit	(253,942)	(215,135)
Total stockholders' equity	43,772	81,507
Total liabilities and stockholders' equity	$ 52,790	$ 96,513